Other Stock Plans (Director Compensation Activity) (Details) (Restricted Stock Plan [Member], USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Restricted Stock Plan [Member]
Shares
Beginning of year balance (in shares)	59,064	54,011	61,955
Granted (in shares)	3,780	5,053	5,327
Vested (in shares)	0	0	(13,271)
Forfeited (in shares)	0	0	0
End of year balance (in shares)	62,844	59,064	54,011
Weighted-Average Fair Value on Date of Grant
Beginning of year balance (in usd per share)	$ 13.97	$ 13.51	$ 12.81
Granted (in usd per share)	$ 19.37	$ 18.93	$ 18.23
Vested (in usd per share)	$ 0	$ 0	$ 12.16
Forfeited (in usd per share)	$ 0	$ 0	$ 0
End of year balance (in usd per share)	$ 14.29	$ 13.97	$ 13.51